UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

July 31, 2008 (Unaudited)

                                                                   Value
JAPAN SMALLER COMPANIES FUND                       Shares          (000)
----------------------------                    ------------   ------------
COMMON STOCK (A) (86.8%)
COMMERCIAL SERVICES (2.8%)
   CONSULTING SERVICES (2.8%)
   ASK Planning Center                               165,000   $        283
                                                               ------------
ENGINEERING & CONSTRUCTION (4.1%)
   BUILDING & CONSTRUCTION -
     MISCELLANEOUS (4.1%)
   Shinnihon                                         270,400            407
                                                               ------------
REAL ESTATE (33.6%)
   REAL ESTATE MANAGEMENT/SERVICES (24.0%)
   Azel                                              994,000            914
   Iida Home Max                                      12,900             69
   TOC                                               250,000          1,184
   Yasuragi                                           78,800            242
                                                               ------------
                                                                      2,409
                                                               ------------
   REAL ESTATE OPERATIONS/DEVELOPMENT (9.6%)
   Shin-Nihon Tatemono                               170,700            419
   Suncity                                                89              5
   Touei Housing                                      92,400            536
                                                               ------------
                                                                        960
                                                               ------------
                                                                      3,369
                                                               ------------
REITS (21.7%)
   REITS-APARTMENTS (12.3%)
   Crescendo Investment                                  133            303
   FC Residential Investment                             149            562
   Japan Single-Residence REIT                           162            334
   Re-plus Residential Investment                         21             37
                                                               ------------
                                                                      1,236
                                                               ------------
   REITS-DIVERSIFIED (4.4%)
   LCP Investment                                         59            117
   Top                                                    60            221
                                                               ------------
                                                                        338
                                                               ------------
   REITS-HOTEL (3.3%)
   Nippon Hotel Fund Investment                          119            334
                                                               ------------

                                                 Shares/           Value
                                           Face Amount (000)       (000)
                                           -----------------   ------------
REITS (CONTINUED)
   REITS-OFFICE PROPERTY (2.7%)
   MID REIT                                               97   $        270
                                                               ------------
                                                                      2,178
                                                               ------------
RETAIL (8.7%)
   RETAIL-DRUG STORE (5.7%)
   Welcia Kanto                                       25,500            571
                                                               ------------
   RETAIL-RESTAURANTS (3.0%)
   Joyfull                                            41,300            301
                                                               ------------
                                                                        872
                                                               ------------
STORAGE/WAREHOUSING (15.9%)
   STORAGE/WAREHOUSING (15.9%)
   Shibusawa Warehouse                               277,000          1,599
                                                               ------------
TOTAL COMMON STOCK
   (Cost $14,704)                                                     8,708
                                                               ------------
CONVERTIBLE BOND (5.8%)
REAL ESTATE (5.8%)
   Yasuragi CV to
      2645.50 (B)
      0.000%, 11/02/11                            $   75,000            585
                                                               ------------
TOTAL CONVERTIBLE BOND
   (Cost $513)                                                          585
                                                               ------------
TOTAL INVESTMENTS (92.6%)
   (Cost $15,217) +                                            $      9,293
                                                               ============

PERCENTAGES ARE BASED ON NET ASSETS OF $10,034 (000).

(A)  SECURITIES ARE FAIR VALUED.

(B)  ZERO COUPON BOND.

CV   - CONVERTIBLE SECURITY

REIT - REAL ESTATE INVESTMENT TRUST

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,217
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $107 (000) AND $(6,031) (000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008